Pension and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense

The significant assumptions used to determine the benefit obligations and expense for our significant plans as at and for the year ended December 31 were as follows:

	Pension		Other
	2019	2018	2019		2018
Assumptions used to determine the benefit obligations [1] :
Discount rate (%)	3.35	4.22	3.20		4.17
Rate of increase in compensation levels (%)	4.66	4.75	n/a		n/a
Medical cost trend rate – assumed (%)	n/a	n/a	4.50 – 6.10	[2]	4.50 – 6.10	[2]
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a	2037		2037
Mortality assumptions (years) [3]
Life expectancy at 65 for a male member currently at age 65	20.5	20.6	20.3		20.4
Life expectancy at 65 for a female member currently at age 65	22.7	22.8	22.9		22.8
Average duration of the defined benefit obligations [4] (years)	14.61	13.7	15.8		15.1
1 The current year’s expense is determined using the assumptions that existed at the end of the previous year.
2 We assumed a graded medical cost trend rate starting at 6.10 percent in 2019, moving to 4.50 percent by 2037 (2018 – starting at 6.10 percent, moving to 4.50 percent by 2037).
3 Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.
4 Weighted average length of the underlying cash flows.
n/a = not applicable

Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact

Of the most significant assumptions, a change in discount rates has the greatest potential impact on our pension and other post-retirement benefit plans, with sensitivity to change as follows:

		2019		2018
			Expense in		Recovery in
		Benefit	Earnings Before	Benefit	Loss Before
	Change in Assumption	Obligations	Income Taxes	Obligations	Income Taxes
As reported		2,044	71	1,797	(87)
Discount rate	1.0 percentage point decrease	335	9	271	24
	1.0 percentage point increase	(268)	(11)	(218)	(22)

Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities)

Movements in the pension and other post-retirement benefit assets (liabilities)

	2019			2018
		Plan			Plan
	Obligation	Assets	Net	Obligation	Assets	Net
Balance – beginning of year	(1,797)	1,416	(381)	(1,831)	1,380	(451)
Merger impact [1]	-	-	-	(347)	205	(142)
Components of defined benefit expense recognized in earnings
Current service cost for benefits earned during the year	(40)	-	(40)	(67)	-	(67)
Interest (expense) income	(74)	59	(15)	(77)	62	(15)
Past service cost, including curtailment gains and settlements [2]	-	-	-	157	-	157
Foreign exchange rate changes and other	(29)	13	(16)	39	(27)	12
Subtotal of components of defined benefit (expense) recovery recognized in earnings	(143)	72	(71)	52	35	87
Remeasurements of the net defined benefit liability recognized in OCI during the year
Actuarial gain arising from:
Changes in financial assumptions	(199)	-	(199)	210	-	210
Changes in demographic assumptions	14	-	14	11	-	11
Loss on plan assets (excluding amounts included in net interest)	-	193	193	-	(149)	(149)
Subtotal of remeasurements	(185)	193	8	221	(149)	72
Cash flows
Contributions by plan participants	(5)	5	-	(6)	6	-
Employer contributions	-	21	21	-	53	53
Benefits paid	86	(86)	-	114	(114)	-
Subtotal of cash flows	81	(60)	21	108	(55)	53
Balance – end of year [3]	(2,044)	1,621	(423)	(1,797)	1,416	(381)
Balance comprised of:
Non-current assets
Other assets (Note 18)			25			27
Current liabilities
Payables and accrued charges (Note 22)			(15)			(13)
Non-current liabilities
Pension and other post-retirement benefit liabilities			(433)			(395)
1 We acquired Agrium’s pension and other post-retirement benefit obligations, representing the fair values at the acquisition date as described in Note 4.

2  In 2018, as part of our continuous assessment of our operations, participation (based on age and years of service) in certain company defined benefit pension and other post-retirement benefit plans was suspended and/or discontinued effective January 1, 2020. As a result, we recognized a Merger-related Defined Benefit Plans Curtailment Gain of $157.

3  Obligations arising from funded and unfunded pension plans are $(1,652) and $(392), respectively (2018 – $(1,466) and $(331)). Other post-retirement benefit plans have no plan assets and are unfunded.

Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category

As at December 31, the fair value of plan assets of our defined benefit pension plans, by asset category, were as follows:

	2019			2018
	Quoted Prices			Quoted Prices
	in Active			in Active
	Markets for			Markets for
	Identical Assets	Other [1]	Total	Identical Assets	Other	Total
Cash and cash equivalents	8	112	120	6	54	60
Equity securities and equity funds
US	1	571	572	454	65	519
International	35	62	97	175	65	240
Debt securities [2]	-	698	698	187	329	516
International balanced fund	-	112	112	-	97	97
Other	-	22	22	(25)	9	(16)
Total pension plan assets	44	1,577	1,621	797	619	1,416

1 Approximately 60% of the Other plan assets are held in funds whose fair values are estimated as a practical expedient using their net asset value per share. The redemption frequency of these funds is immediate and no notice period is required.

2  Debt securities included US securities of 82 percent (2018 – 52 percent), International securities of 18 percent (2018 – 31 percent) and Mortgage-backed securities of Nil percent (2018 – 17 percent).